UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10503

BlackRock New York Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal			Option Call
	Amount			Provisions[2]
Rating[1]	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—149.9%
			Multi-State—7.4%
A3	$4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	$ 4,326,080

			New York—134.3%
NR	450		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	442,953
			Dorm. Auth.,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,086,440
AA-	1,800		City Univ. Proj., Ser. A, 5.125%, 7/01/11	07/11 @ 100	1,962,522
AAA	3,455	[4]	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,674,013
AA-	295		Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	306,325
AAA	110		Mental Hlth. Svcs. Proj., Ser. A, 5.50%, 8/15/20, MBIA	08/11 @ 100	119,617
AAA	1,480	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,649,667
AAA	1,030	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,148,079
AA-	1,170	[4]	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,256,135
AA-	2,060		Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,146,335
AAA	1,000		Willow Towers Inc., Proj., 5.25%, 2/01/22	08/12 @ 101	1,072,890
Aaa	1,320		East Rochester Hsg. Auth., 5.20%, 12/20/24	12/11 @ 101	1,385,340
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy. Sld. Wst. Disp. Rev., 5.20%, 12/01/20	12/13 @ 100	2,485,599
AAA	1,900		Long Island Pwr. Auth. Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA	No Opt. Call	1,107,605
AAA	5,000		Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,329,000
A-	4,000		New York City Ind. Dev. Agcy. Civic Fac. Rev., YMCA of Greater New York Proj.,
			5.25%, 8/01/21	02/11 @ 100	4,165,280
			New York City Transl. Fin. Auth.,
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,203,910
AAA	1,895		Ser. C, 5.00%, 5/01/19	05/09 @ 101	1,985,505
			New York City, GO,
A+	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,281,480
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,552,250
AA-	3,500		New York Urban Dev. Corp. Correctional Facs., 5.00%, 1/01/19	01/08 @ 102	3,617,075
AA	4,180		Niagra Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Niagara Univ. Proj., Ser. A, 5.35%,
			11/01/23, RAA	11/11 @ 101	4,476,906
AA	4,130		Oneida Hlth. Care Corp. Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,363,345
AA	3,875		Orange Cnty. Ind. Dev. Agcy. Civic Fac. Rev., St. Luke’s Hosp. Newburg Proj.,
			Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,145,126
			Port Auth. of NY & NJ,
Caa2	2,600		9.125%, 12/01/15	01/05 @ 100	2,601,560
AAA	3,885	[5]	Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,050,967
BBB	4,000		Rockland Tobacco Asset Sec. Corp. Tobacco Settlement Rev., 5.625%, 8/15/35	08/12 @ 100	4,164,360
BBB	3,000		TSASC, Inc. Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,162,780
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,989,474

					78,932,538

			Puerto Rico—8.2%
BBB	2,000		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	2,078,420
Aaa	2,500	[4]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	2,740,775

					4,819,195

			Total Long-Term Investments (cost $82,162,297)		88,077,813

1

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.0%
600	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $600,000)	$ 600,000

	Total Investments—150.9% (cost $82,762,2976)	$ 88,677,813
	Other assets in excess of liabilities—2.5%	1,481,589
	Preferred shares at redemption value, including dividends payable—(53.4)%	(31,405,797)

	Net Assets Applicable to Common Shareholders—100%	$ 58,753,605

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 7.4% of its net assets, with a current market value of $4,326,080, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $424,644 on 99 short U.S. Treasury Note futures contracts expiring December 2005 and 37 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $15,115,297, with an unrealized gain of $223,822.
[6]	Cost for Federal tax purposes is $82,757,864. The net unrealized appreciation on a tax basis is $5,919,949, consisting of $5,919,949 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Municipal 2018 Term Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005